Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable	[1]	$ 18,864,241	$ 13,644,371
Allowance for expected credit losses		(118,669)	(106,475)
Net carrying amount		$ 18,745,572	$ 13,537,896

[1]	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.